Commitments and Contingencies	12 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 15 – COMMITMENTS AND CONTINGENCIES

Commitments

The Company evaluates the existence of commitments as part of its financial reporting process. As of June 30, 2025 and 2024, the Company is not aware of any material commitments requiring disclosure or recognition in the financial statements.

Contingencies

The Company may be involved in various legal proceedings, claims and other disputes arising from the commercial operations, projects, employees and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Company determines if an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity. As of June 30, 2025, the Company was not aware of any litigation or lawsuit against it.